UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22171
                                                     ---------

                                  UBS Enso Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                  UBS ENSO FUND
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
     PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

                                  UBS ENSO FUND
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
     PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008





                                    CONTENTS




Statement of Assets and Liabilities............................................1

Statement of Operations........................................................2

Statements of Changes in Net Assets............................................3

Statement of Cash Flows .......................................................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................17

                                                                                            UBS ENSO FUND
                                                                      STATEMENT OF ASSETS AND LIABILITIES
                                                                                              (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                                                                            JUNE 30, 2008

---------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $9,260,653)                                         $ 8,923,180
Cash and cash equivalents                                                                         258,681
Due from broker                                                                                 2,431,320
Net unrealized appreciation on derivative contracts (upfront fees $192)                           263,173
Deferred offering costs                                                                           252,083
Receivables:
  Investments sold, not settled                                                                 7,236,100
  Due from Adviser                                                                                130,402
  Dividends                                                                                         3,524
  Interest                                                                                          3,173
---------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                   19,501,636
---------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $954,603)                         865,850
Written options, at value (premiums $14,239)                                                       13,921
Payables:
  Investments purchased, not settled                                                            7,591,254
  Offering costs                                                                                  275,000
  Organizational costs                                                                             40,000
  Professional fees                                                                                30,600
  Custodian fee                                                                                    18,643
  Management fee                                                                                   17,500
  Administration fee                                                                               15,000
  Other                                                                                             4,844
---------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                               8,872,612
---------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                    $10,629,024
---------------------------------------------------------------------------------------------------------

NET ASSETS

Represented by:
Paid in capital                                                                               $10,668,500
Accumulated net investment loss                                                                   (33,259)
Accumulated net realized loss on investments and foreign  currency  transactions                  (19,865)
Accumulated net unrealized  appreciation on investments in securities, short sales,
 derivative contracts and other assets and liabilities denominated in foreign currencies           13,648
---------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                    $10,629,024
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE (BASED ON 106,685 SHARES OUTSTANDING)                               $     99.63
---------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                                                            UBS ENSO FUND
                                                                                  STATEMENT OF OPERATIONS
                                                                                              (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                   PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

---------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                        $   5,388
Dividends (less net foreign withholding taxes of $1,111)                                            3,524
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                             8,912
---------------------------------------------------------------------------------------------------------

EXPENSES

Organizational costs                                                                               40,000
Professional fees                                                                                  30,600
Offering costs                                                                                     22,917
Custody fee                                                                                        18,643
Management fee                                                                                     17,500
Administration fee                                                                                 15,000
Dividends                                                                                          14,018
Miscellaneous                                                                                      13,895
---------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    172,573
---------------------------------------------------------------------------------------------------------

REIMBURSEMENT BY ADVISER (NOTE 2C)                                                                255,402
---------------------------------------------------------------------------------------------------------

NET REIMBURSEMENT IN EXCESS OF TOTAL EXPENSES                                                      82,829
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                              91,741
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS, SHORT SALES,
       DERIVATIVE CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                                    (140,489)
  Short sales                                                                                      35,149
  Derivative contracts                                                                             84,679
  Foreign currency transactions                                                                       796
Net change in unrealized appreciation from:
  Investments, short sales, derivative contracts and foreign currency transactions                 13,648
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS, SHORT SALES, DERIVATIVE CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS                                                                (6,217)
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $  85,524
---------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                            UBS ENSO FUND
                                                                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                              (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                   PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

---------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income                                                                     $    91,741
    Net realized loss from investments, short sales, derivative
          contracts and foreign currency transactions                                             (19,865)
    Net change in unrealized appreciation from investments,
          short sales, derivative contracts and foreign currency
          transactions                                                                             13,648
                                                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               85,524
                                                                                              -----------
INCREASE FROM CAPITAL TRANSACTIONS:
    Net proceeds from shareholders' subscriptions                                              10,443,500
    Reinvestment of distributions                                                                      --
    Cost of shareholders' redemptions                                                                  --
                                                                                              -----------

NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                           10,443,500
                                                                                              -----------

    TOTAL INCREASE IN NET ASSETS                                                               10,529,024
                                                                                              -----------

NET ASSETS:

    Beginning of period                                                                           100,000
                                                                                              -----------

    End of period                                                                             $10,629,024
                                                                                              ===========

    Accumulated net investment loss                                                           $   (33,259)
                                                                                              ===========



   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                                            UBS ENSO FUND
                                                                                  STATEMENT OF CASH FLOWS
                                                                                              (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                   PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

---------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Shareholders' capital derived from operations                                $     85,524
Adjustments to reconcile net decrease in Shareholders' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                      (12,521,377)
Proceeds from disposition of investments                                                        3,120,043
Proceeds received from short sales                                                              3,276,086
Cost to cover short sales                                                                      (2,188,347)
Net realized loss from investments, short sales,
  derivative contracts and foreign currency transactions                                           20,661
Net change in unrealized appreciation from investments, short sales,
  derivative contracts and foreign currency transactions                                          (13,648)
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from broker                                                                         (2,431,320)
       Deferred offering cost                                                                    (252,083)
       Investments sold, not settled                                                           (7,236,100)
       Due from Adviser                                                                          (130,402)
       Dividends                                                                                   (3,524)
       Interest                                                                                    (3,173)
    Increase (decrease) in payables:
      Investments purchased, not settled                                                        7,591,254
      Offering cost                                                                               275,000
      Organizational cost                                                                          40,000
      Professional fees                                                                            30,600
      Custodian fee                                                                                18,643
      Management fee                                                                               17,500
      Administration fee                                                                           15,000
      Other                                                                                         4,844
---------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                         (10,284,819)

CASH FLOWS FROM FINANCING ACTIVITIES
Shareholders' subscriptions                                                                    10,443,500
---------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                      10,443,500


Net increase in cash and cash equivalents                                                         158,681
Cash and cash equivalents--beginning of period                                                    100,000
---------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                     $    258,681
---------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                                   UBS ENSO FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Enso Fund (the "Fund") was formed on November 13, 2007 as a statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment objective is to achieve consistent, risk-adjusted returns that are uncorrelated to both general market indices and hedge fund indices, while preserving capital and minimizing downside risk and volatility. The Fund seeks to achieve its investment objective by investing both long and short in a broad portfolio of global equity securities. It is expected that under normal market conditions approximately two-thirds of the Fund's assets will be invested outside of North America. The Adviser evaluates investment opportunities using primary bottom-up research. Subject to the core objective of capital preservation and the Adviser's risk management process, the Portfolio Manager will allocate capital in the Fund to investments that he views as having the potential for the highest expected returns under prevailing market conditions. The Fund commenced operations on June 1, 2008.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Enso Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA, or the "Administrator") and Enso Capital Management LLC ("Enso"). The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Joshua A. Fink, chief executive officer and chief investment officer of Enso, serves as the Fund's portfolio manager (the "Portfolio Manager") and provides day-to-day management of the Fund's investment portfolio, under the oversight of UBSFA's personnel. UBSFA is a direct, wholly owned subsidiary of UBS Americas, Inc. ("UBS Americas"), which, in turn, is an indirect wholly owned subsidiary of UBS AG, a Swiss bank. UBSFA is registered as an investment adviser under the Advisers Act. UBSFA and its affiliates provide investment advisory services to registered investment companies, private investment funds and individual accounts.

     The Fund is offering up to $500,000,000 of shares of beneficial interest (the "Shares") at an initial price of $100 per Share. The Shares are being distributed by UBS Financial Services Inc. ("UBS Financial"), the Fund's principal underwriter, and other brokers or dealers. UBS Financial or its affiliates may pay from their own resources compensation to their financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders. Generally, the stated minimum investment is Shares with a value of at least $100,000, which minimum may be reduced in UBS Financial's sole discretion, but not below $25,000 for employees of UBS AG and its affiliates and members of their immediate families. To provide liquidity to shareholders, the Fund will make semi-annual offers to repurchase at net asset value between 5% and 25% of its outstanding Shares at the Board's discretion.

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     a. PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser at least weekly in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last closing sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of June 30, 2008.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. PORTFOLIO VALUATION (CONTINUED)

     at fair value as determined in good faith, pursuant to policies established by the Directors.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of June 1, 2008 by the Fund.

     Various inputs are used in determining the value of the fund's investments relating to FAS 157.

     These inputs are summarized in three broad levels listed below.

     LEVEL 1 - quoted prices in active markets for identical securities.

     LEVEL 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     LEVEL 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments)

     The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                   UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. PORTFOLIO VALUATION (CONTINUED)

     The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value.

     ----------------------------------------------------------------------------------------------------
                                                                      OTHER            SECURITIES SOLD
                                              INVESTMENTS IN        FINANCIAL              NOT YET
     Valuation Inputs                           SECURITIES         INSTRUMENTS *          PURCHASED
     ----------------------------------------------------------------------------------------------------
     Level 1 - Quoted Prices                    $8,463,637           $     --              $865,850
     ----------------------------------------------------------------------------------------------------
     Level 2 - Other Significant
     Observable Inputs                             459,543            249,252                    --
     ----------------------------------------------------------------------------------------------------
     Level 3 - Other Significant
     Unobservable Inputs                                --                 --                    --
     ----------------------------------------------------------------------------------------------------

     TOTAL                                      $8,923,180           $249,252              $865,850
     ----------------------------------------------------------------------------------------------------
     * Other Financials Instruments include Forwards, Futures, Written Options and Swap contracts.

     b. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     c. FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and Shareholders; all costs with respect to communications to Shareholders; and other types of expenses approved by the Directors. Offering costs are amortized to expense over twelve

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     c. FUND COSTS (CONTINUED)

     months on a straight line basis.

     For the period from June 1, 2008 through and including May 31, 2011, the Adviser has agreed that pursuant to an Expense Limitation Reimbursement Agreement ("the Agreement") that it will not be entitled to receive all or a portion of its advisory and administration fees (collectively, "Management Fees"), or that it will pay or absorb the ordinary operating expenses since the inception of the Fund (November 13, 2007) (or a combination of each of the foregoing), to the extent necessary to limit the specific offering, organizational and ordinary operating expenses of the Fund to 3.25% per annum of the Fund's Net Asset Value (the "Expense Limitation") which will be determined monthly or otherwise in a manner consistent with the investment advisory and administration agreements between the Fund and the Adviser, or as required by applicable law. In any month, the Adviser shall reimburse the Fund for specified expenses over the Expense Limitation by first foregoing at that time its monthly Management Fees and then by directly reimbursing the Fund for any additional excess specified expenses over the Expense Limitation for such month.

     In consideration of the Adviser's agreement to limit the Fund's expenses as provided under the Agreement, the Fund agrees to carry forward the amount of expenses paid or absorbed by the Adviser, for a period not to exceed three (3) years from the date on which such expense is incurred by the Adviser ("Excess Operating Expenses") and to reimburse the Adviser in the amount of such Excess Operating Expenses as promptly as possible, on a monthly basis, but only to the extent that such reimbursement does not cause the Fund's annualized expenses for the fiscal year in which such reimbursement would otherwise be made to exceed the Expense Limitation. No such reimbursement shall be paid after the termination of this letter agreement on May 31, 2011.

     As of June 30, 2008, the Adviser has paid $125,000 of organizational costs on behalf of the Fund and has agreed to reimburse an additional $130,402 of expenses of the Fund per the Agreement. The Fund will carry forward these amounts and reimburse the Adviser pursuant to the Agreement.

     d. INCOME TAXES

     The Fund intends to elect and to qualify, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund has no open tax years as of June 30, 2008, since it commenced operations on June 1, 2008. Management has analyzed the Fund's tax positions to be taken for the federal income tax return to be filed for the tax year

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     d. INCOME TAXES (CONTINUED)

     ended December 31, 2008 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period from June 1, 2008 to June 30, 2008, the fund did not incur any interest or penalties.

     e. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets and Liabilities.

     f. USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.50% of the Fund's net assets for the month. The Fund will also pay the Adviser a monthly fee (the "Advisory Fee") at an annual rate of 1.50% of the Fund's net assets for the month. The UBS Administrator Fee and Advisory Fee are paid to UBSFA out of the Fund's assets and debited against the Shareholders' capital account, excluding the Adviser's capital account. A portion of the Advisory Fee is paid by UBSFA to Enso Capital Management, LLC.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from June 1, 2008 (commencement of operations) to June 30, 2008, UBS FSI and its affiliates earned no brokerage commissions from portfolio transactions executed on behalf of the Fund.

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Shares will be subject to an incentive fee (the "Incentive Fee") payable to the Adviser, generally calculated as of the end of each fiscal year and at certain other times, equal to 20% of the Fund's net profits. For the purposes of calculating the Incentive Fee for any fiscal period, net profits will be determined by taking into account net realized gain or loss (including realized gain that may have been distributed to shareholders during such fiscal period) and the net change in unrealized appreciation or depreciation of securities positions. No Incentive Fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods (the "Cumulative Loss") have been recovered by the Fund, occasionally referred to as a "high water mark" calculation. The Cumulative Loss to be recovered before payment of Incentive Fees will be reduced in certain circumstances. The Adviser will be under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of Incentive Fee for a fiscal period will not be reversed by the subsequent decline of the Fund's assets in any subsequent fiscal period.

     There was no Incentive Fee for the period from June 1, 2008 (commencement of operations) to June 30, 2008.

     Initial and additional applications for interests by eligible Shareholders may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Shareholders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Shareholders twice each year in March and September. A Shareholder's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Shareholder, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from June 1, 2008 (commencement of operations) to June 30, 2008 were $6,430, which is included in miscellaneous expense.

     As described in the prospectus, certain brokerage arrangements provide that Enso Capital Management, LLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by Enso Capital Management, LLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by Enso Capital Management, LLC through the

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     use of soft dollar credits can be for the benefit of the Fund or other accounts managed by Enso Capital Management, LLC.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing ("PNC G.I.S.", also an affiliate of PNC Bank, NA) serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Shareholder related services. PNC G.I.S. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC G.I.S.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from June 1, 2008 (commencement of operations) to June 30, 2008 amounted to $14,709,724 and $6,396,129, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $2,188,347 and $3,276,086, respectively.

6.   SHARE CAPITAL AND NET ASSET VALUE

     Pursuant to the Fund prospectus, the Fund has an authorized share capital of $500,000,000. Capital share transactions of outstanding Shares in the Fund as of June 30, 2008 are summarized as follows:

     Outstanding Shares                                             Outstanding Shares          Net Asset
        June 1, 2008          Subscriptions       Redemptions          June 30, 2008         Value Per Share
     -------------------------------------------------------------------------------------------------------

            2,250                104,435               --                 106,685                 $99.63

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

7.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities or cash as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. The Fund had no borrowings for the period from June 1, 2008 (commencement of operations) to June 30, 2008. During the period from June 1, 2008 (commencement of operations) to June 30, 2008, the Fund recorded no interest expense.

8.   DUE FROM BROKERS

     Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets and Liabilities. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities and cash in an account at PFPC Trust, Inc. and Citibank, for the benefit of the prime broker, to meet margin requirement as determined by the prime broker.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps.

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities.

     Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets and Liabilities. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets and Liabilities.

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     Written option activity for the period from June 1, 2008 (commencement of operations) to June 30, 2008 for UBS Enso Fund is as follows:

     ----------------------------------------------------------------------------------------
                                                        NUMBER OF                 AMOUNT OF
                                                        CONTRACTS                 PREMIUMS
                                                                                  RECEIVED
     ----------------------------------------------------------------------------------------
     Options outstanding at June 1, 2008                       --                $       --
     ----------------------------------------------------------------------------------------
     Options written                                    3,683,007                    20,903
     ----------------------------------------------------------------------------------------
     Options terminated in closing
     purchase transactions                               (698,430)                   (2,494)
     ----------------------------------------------------------------------------------------
     Options expired prior to exercise                 (1,000,000)                   (4,170)
     ----------------------------------------------------------------------------------------
     Options outstanding at June 30, 2008               1,984,577                 $  14,239
     ----------------------------------------------------------------------------------------

     During the period from June 1, 2008 (commencement of operations) to June 30, 2008, the realized loss on written options was $159.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The following table reflects the fair value of the Fund's derivative financial instruments included in the Statement of Assets and Liabilities. The values shown below are before taking into effect offsetting permitted under FASB Interpretation No. 39, "OFFSETTING OF AMOUNTS RELATED TO CERTAIN CONTRACTS", and do not include the effects of collateral held or pledged.

                                                     FAIR VALUE AT JUNE 30, 2008
                                                     ---------------------------
     Derivative financial instruments - appreciation         $ 249,252
                                                     ===========================

                                                                  UBS ENSO FUND

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          PERIOD FROM JUNE 1, 2008 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2008

--------------------------------------------------------------------------------

10.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                               Period from June 1, 2008
                                                                           (commencement of operations) to
                                                                                    June 30, 2008
                                                                                      (Unaudited)
                                                                                      -----------
PER SHARE OPERATING PERFORMANCE:
    Net asset value per share, June 1, 2008(f)                                           $98.83
Income from investment operations:
      Net investment income(c)                                                             0.86
      Net realized and unrealized loss from investments, short
      sales, derivative contracts and foreign currency transactions                       (0.06)
                                                                                         ------
    Net asset value per share, June 30, 2008                                             $99.63
                                                                                         ======

RATIO/SUPPLEMENTAL DATA:
Ratio of net investment income to average net assets(b)                                   10.57%
Ratio of total expenses to average net assets before reimbursement from
Adviser(b,e)                                                                              19.89%
Ratio of net reimbursement from Adviser in excess of total expense to
average net assets(b,e)                                                                    9.55%
Portfolio turnover rate                                                                   22.32%
Total return for period(a,d)                                                               0.81%
Net asset value at end of period                                                      $10,629,024


(a) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Fee to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual shareholder's ratios and return may vary from the above based on Incentive Fee, if applicable, and the timing of capital transactions.
(b)  Annualized.
(c)  Based on average Shares outstanding of 106,685.
(d) Includes $125,000 reimbursement of organization cost. Excluding this reimbursement, the total return would have been (0.37%).
(e) Excluding the impact of $125,000 of the total $255,402 Reimbursement by Advisor (which $125,000 amount represents reimbursement of organizational costs expensed prior to the commencement of operations), the ratio of expenses after Advisor reimbursement is equal to 4.86% on an annualized basis. This percentage reflects the impact of the Expense Limitation & Reimbursement Agreement which limits non-investment related expenses to 3.25% per annum and the impact of dividends expense which equals 1.61% per annum.
(f) Amount includes ($1.17) of organizational cost incurred prior to commencement of operations of the Fund.

                                                                                    UBS ENSO FUND
                                                    SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                    JUNE 30, 2008


      SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (83.95%)
                    ----------------------------------
                    COMMON STOCK (76.10%)
                    ---------------------
                    AGRICULTURAL CHEMICALS (1.86%)
           46,953   Legend International Holdings, Inc. *                             $   197,203
                                                                                      -----------
                    BREWERY (1.35%)
            1,481   Carlsberg A/S - (Denmark) **, (a)                                     143,142
                                                                                      -----------
                    BUILDING - HEAVY CONSTRUCTION (4.58%)
          435,338   PYI Corp. - (Bermuda) **                                               86,538
            5,130   Strabag SE - (Austria) **                                             400,086
                                                                                      -----------
                                                                                          486,624
                                                                                      -----------
                    BUILDING - RESIDENTIAL/COMMERCIAL (1.29%)
           24,469   Even Constructora e Incorporadora SA - (Brazil) *,**                  137,229
                                                                                      -----------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (3.44%)
           25,789   Magnesita Refratarios SA - (Brazil) **                                365,635
                                                                                      -----------
                    CASINO HOTELS (1.43%)
          555,687   NagaCorp Ltd. - (Cayman Islands) **                                   151,795
                                                                                      -----------
                    COAL (4.71%)
            6,783   CIC Energy Corp. - (Canada) *,**                                       51,748
           21,662   Pike River Coal Ltd. - (New Zealand) *,**                              40,393
            3,760   Walter Industries Inc. (a)                                            408,975
                                                                                      -----------
                                                                                          501,116
                                                                                      -----------
                    DENTAL SUPPLIES & EQUIP (0.57%)
            5,791   Align Technology, Inc. *                                               60,748
                                                                                      -----------
                    DIAMONDS - PRECIOUS STONES (4.32%)
           21,577   Gem Diamonds Ltd. - (United Kingdom) *,**                             459,478
                                                                                      -----------
                    DIVERSIFIED MINERALS (6.60%)
          206,286   MagIndustries Corp. - (Canada) *,**                                   701,480
                                                                                      -----------
                    ELECTRIC - GENERATION (4.37%)
              800   MPX Energia SA - (Brazil) *,**                                        464,758
                                                                                      -----------
                    ELECTRIC - INTEGRATED (1.54%)
           13,006   Pampa Holding SA - (Argentina) **, (b)                                163,225
                                                                                      -----------
                    FOOD - DAIRY PRODUCTS (1.18%)
           74,677   Laep Investments Ltd. - (Brazil) *,**                                 125,362
                                                                                      -----------
                    GOLD MINING (2.23%)
          166,999   Central African Gold PLC - (United Kingdom) *,**                       62,317
           29,027   IAMGOLD Corp. - (China) **, (a)                                       174,525
                                                                                      -----------
                                                                                          236,842
                                                                                      -----------
                    INVESTMENT COMPANIES (0.66%)
           17,788   LonZim PLC - (United Kingdom) *,**                                     36,463



    The preceding notes are an integral part of these financial statements.
                                                                              17

                                                                                    UBS ENSO FUND
                                        SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                    JUNE 30, 2008


      SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    INVESTMENT COMPANIES (CONTINUED)
          144,161   Polo Resources Ltd. - (United Kingdom) *,**                       $    33,711
                                                                                      -----------
                                                                                           70,174
                                                                                      -----------
                    LOTTERY SERVICES (0.46%)
          383,770   Melco LottVentures Ltd. - (Cayman Islands) *,**                        49,217
                                                                                      -----------
                    MEDICAL - GENERIC DRUGS (1.56%)
           21,768   EastPharma Ltd. - (Bermuda) *,**, (b)                                 165,437
                                                                                      -----------
                    MEDICAL PRODUCTS (1.54%)
            3,426   Covidien Ltd. - (Bermuda) **, (c)                                     164,071
                                                                                      -----------
                    METAL - DIVERSIFIED (4.20%)
           15,586   Eurasian Natural Resources Corp. - (United Kingdom) *,**              413,480
           65,897   Titanium Resources Group Ltd. - (United Kingdom) **                    33,443
                                                                                      -----------
                                                                                          446,923
                                                                                      -----------
                    MINING SERVICES (0.98%)
            2,951   New World Resources NV - (Netherlands) *,**                           104,539
                                                                                      -----------
                    NON-FERROUS METALS (2.52%)
            3,423   Globe Specialty Metals Inc.  *                                        104,402
           22,258   Talvivaara Mining Company PLC - (Finland) **                          163,678
                                                                                      -----------
                                                                                          268,080
                                                                                      -----------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (5.12%)
            2,549   Chesapeake Energy Corp.                                               168,132
            6,492   Gazprom OAO - (Russia) **, (c)                                        376,536
                                                                                      -----------
                                                                                          544,668
                                                                                      -----------
                    OIL COMPANIES - INTEGRATED (2.57%)
            3,853   Petroleo Brasileiro SA                                                272,908
                                                                                      -----------
                    OIL FIELD MACHINERY & EQUIPMENT (2.88%)
           24,544   Sevan Marine ASA - (Norway) **, (a), (c)                              305,990
                                                                                      -----------
                    REAL ESTATE MANAGEMENT /SERVICE (1.06%)
           11,745   BR Malls Participacoes SA - (Brazil) *,**                             112,244
                                                                                      -----------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (1.01%)
           31,331   KDD Group NV - (United Kingdom) *,**                                  106,937
                                                                                      -----------
                    REITS - DIVERSIFIED (2.58%)
          490,000   Allco Commercial Real State Investment Trust - (Singapore) **         274,096
                                                                                      -----------
                    RETAIL - DISCOUNT (1.33%)
           21,429   99 Cents Only Stores *,(a)                                            141,431
                                                                                      -----------
                    RUBBER & PLASTIC (2.10%)
           62,336   Cia Providencia Industria e Comercio SA - (Brazil) *,**               223,007
                                                                                      -----------
                    STEEL (2.03%)
            6,970   MMX Mineracao e Metalicos SA - (Brazil) *,**                          216,002
                                                                                      -----------



    The preceding notes are an integral part of these financial statements.
                                                                              18

                                                                                    UBS ENSO FUND
                                        SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                    JUNE 30, 2008


      SHARES                                                                         MARKET VALUE
-------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    TEXTILE - PRODUCTS (1.96%)
           22,089   Cremer SA - (Brazil) *,**                                         $   208,182
                                                                                      -----------
                    TOBACCO (2.07%)
            3,174   Lorillard, Inc. *,(a)                                                 219,514
                                                                                      -----------
                    TOTAL COMMON STOCK (Cost $8,397,408)                                8,088,057
                                                                                      -----------
                    PARTICIPATION CERTIFICATES (7.57%)
                    ----------------------------------
                    INDEX FUNDS (1.52%)
           66,000   HSBC Saudi Equity Index 12/22/08                                      161,735
                                                                                      -----------
                    MULTI-LINE INSURANCE (0.30%)
        1,003,183   Standard Alliance Insurance PLC                                        32,102
                                                                                      -----------
                    OIL COMPANIES - INTEGRATED (0.94%)
           60,360   Oando PLC                                                              99,474
                                                                                      -----------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (4.81%)
           94,715   Aldar Properties PJSC                                                 320,705
           10,408   Qatar Real Estate Investment                                          190,692
                                                                                      -----------
                                                                                          511,397
                                                                                      -----------
                    TOTAL PARTICIPATION CERTIFICATES
                    (Cost $826,355)                                                       804,708
                                                                                      -----------

    NUMBER OF
    CONTRACTS
-----------------
                    CALL OPTIONS (0.14%)
                    --------------------
                    EQUITY OPTIONS (0.03%)
              151   Bank of America Corporation, $45.00, 08/16/08 Call                        302
               46   Pilgrim's Pride Corporation, $20.00, 01/17/09 Call                      2,530
                                                                                      -----------
                                                                                            2,832
                                                                                      -----------
                    INDEX OPTIONS (0.11%)
               88   CBOE SPX Volatility Index, $27.50, 08/20/08 Call                       12,320
                                                                                      -----------
                    TOTAL CALL OPTIONS (Cost $20,268)                                      15,152
                                                                                      -----------
                    PUT OPTIONS (0.14%)
                    -------------------
                    EQUITY OPTIONS (0.07%)
               14   Vistaprint Ltd., $30.00, 07/19/08 Put *                                 5,180
                3   Vistaprint Ltd., $35.00, 10/18/08 Put *                                 2,820
                                                                                      -----------
                                                                                            8,000
                                                                                      -----------
                    FOREIGN CURRENCY (0.07%)
          303,030   Brazilian Real $1.65, 07/31/08 Put                                      1,731
          303,030   Brazilian Real, $1.65, 07/15/08 Put                                       536
          197,045   Canadian Dollar, $1.02, 08/15/08 Put                                    2,963



    The preceding notes are an integral part of these financial statements.
                                                                              19

                                                                                    UBS ENSO FUND
                                        SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                    JUNE 30, 2008


    NUMBER OF
    CONTRACTS                                                                        MARKET VALUE
-------------------------------------------------------------------------------------------------
                    PUT OPTIONS (CONTINUED)
                    -----------------------
                    FOREIGN CURRENCY (CONTINUED)
          200,000   British Pounds, $1.98, 08/15/08 Put                               $     2,033
                                                                                      -----------
                                                                                            7,263
                                                                                      -----------
                    TOTAL PUT OPTIONS (Cost $16,622)                                       15,263
                                                                                      -----------
                    INVESTMENTS IN SECURITIES (Cost $9,260,653)                         8,923,180
                                                                                      -----------
                    SECURITIES SOLD, NOT YET PURCHASED ((8.28)%)
                    --------------------------------------------

      SHARES
-----------------
                    EXCHANGE TRADED FUND SOLD, NOT YET PURCHASED ((8.15)%)
                    ------------------------------------------------------
                    COUNTRY FUND - SPAIN ((2.08)%)
           (4,070)  iShares MSCI Spain Index Fund                                        (220,269)
                                                                                      -----------
                    COUNTRY FUND - UNITED KINGDOM ((2.27)%)
          (11,653)  iShares MSCI United Kingdom Index Fund                               (241,450)
                                                                                      -----------
                    EMERGING MARKETS EQUITY ((3.16)%)
           (2,476)  iShares MSCI Emerging Markets Index Fund                             (336,043)
                                                                                      -----------
                    REGION FUND-EUROPEAN ((0.64)%)
           (1,327)  DJ EURO STOXX 50 Fund                                                 (68,088)
                                                                                      -----------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                    (Cost $(954,603))                                                    (865,850)
                                                                                      -----------

    NUMBER OF
    CONTRACTS
-----------------
                    WRITTEN OPTIONS ((0.13)%)
                    -------------------------
                    FOREIGN CURRENCY ((0.13)%)
         (303,030)  Brazilian Real, $1.58, 07/31/08 Call                                   (5,029)
         (303,030)  Brazilian Real, $1.65, 07/15/08 Call                                   (3,334)
         (294,118)  Brazilian Real, $1.70, 07/15/08 Put                                       (97)
         (294,118)  Brazilian Real, $1.70, 07/31/08 Put                                      (601)
         (197,044)  Canadian Dollar, $1.02, 08/15/08 Call                                    (958)
         (193,237)  Canadian Dollar, $1.04, 08/15/08 Put                                   (1,341)
         (200,000)  British Pounds, $1.95, 08/15/08 Put                                      (912)
         (200,000)  British Pounds, $1.98, 08/15/08 Call                                   (1,649)
                                                                                      -----------
                                                                                          (13,921)
                                                                                      -----------
                    TOTAL WRITTEN OPTIONS (Premiums $(14,239))                            (13,921)
                                                                                      -----------

                    DERIVATIVE CONTRACTS (2.48%)
                    ----------------------------
                    SWAPS (2.51%)
                    Swap Long Contracts                                                       904
                    Swap Short Contracts                                                  265,377
                                                                                      -----------
                    TOTAL SWAPS (UPFRONT FEES $192)                                       266,281
                                                                                      -----------



    The preceding notes are an integral part of these financial statements.
                                                                              20

                                                                                    UBS ENSO FUND
                                        SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                                    JUNE 30, 2008



                                                                                     MARKET VALUE
-------------------------------------------------------------------------------------------------
                    CURRENCY FORWARDS ((0.03)%)
                    Sale Contracts                                                         (3,108)
                                                                                      -----------
                    TOTAL CURRENCY FORWARDS                                                (3,108)
                                                                                      -----------
                    TOTAL DERIVATIVE CONTRACTS - NET (UPFRONT FEES $192)                  263,173
                                                                                      -----------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
         PURCHASED AND DERIVATIVE CONTRACTS -- 78.15%                                   8,306,582
                                                                                      -----------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 21.85%                          2,322,442
                                                                                      -----------
         TOTAL NET ASSETS -- 100.00%                                                  $10,629,024
                                                                                      ===========


*    Non- income producing security.
**   Foreign security.
(a)  Partially or wholly held ($1,167,191 total market value) in a pledged account by the
     Custodian as collateral for securities sold, not yet purchased.
(b)  Global Depository Receipt.
(c)  American Depository Receipt.










    The preceding notes are an integral part of these financial statements.
                                                                              21

                                                                                                                       UBS ENSO FUND
                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       JUNE 30, 2008

EQUITY SWAPS
------------

UBS ENSO FUND HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF JUNE 30, 2008:

     NOTIONAL      MATURITY                              DESCRIPTION                                            UNREALIZED
      AMOUNT         DATE                                -----------                                    APPRECIATION/(DEPRECIATION)
     --------      --------                                                                             ---------------------------

       Buy        06/04/2010 Agreement with Goldman Sachs & Co., to receive the total return of the
    $54,111.00               ENSO Custom Index EURO Basket in an exchange for an amount to be paid
                             monthly, equal to the EUR EONIA Daily plus between 0 and 100 bps.                       $904
                                                                                                                 --------
                             Total Swap Long Contracts                                                               $904
                                                                                                                 --------
       Sell       06/04/2010 Agreement with Goldman Sachs & Co., to deliver the total return of the
  $(219,863.00)              ENSO Custom Index EURO Basket in an exchange for an amount to be paid
                             monthly, equal to the EUR EONIA Daily plus between 0 and 100 bps.                    $22,503

       Sell       06/05/2009 Agreement with Goldman Sachs & Co., to deliver the total return of the
  $(366,923.00)              ENSO Custom Index in an exchange for an amount to be paid monthly, equal
                             to the USD LIBOR-BBA Monthly plus 40 bps.                                            $14,325

       Sell       06/09/2009 Agreement with Goldman Sachs & Co., to deliver the total return of the
  $(262,437.00)              ENSO Custom Index in an exchange for an amount to be paid monthly, equal
                             to the USD LIBOR-BBA Monthly plus between 300 and 600 bps.                           $11,488

       Sell       06/05/2009 Agreement with Goldman Sachs & Co., to deliver the total return of the
 $(2,077,029.00)             ENSO Custom Index in an exchange for an amount to be paid monthly, equal
                             to the USD LIBOR-BBA Monthly plus between 40 and 475 bps.                           $122,028

       Sell       06/09/2009 Agreement with Goldman Sachs & Co., to deliver the total return of the
  $(509,957.00)              ENSO Custom Index JPY Basket in an exchange for an amount to be paid
                             monthly, equal to the JPY LIBOR-BBA Monthly plus between 0 and 700 bps.              $32,554

       Sell       06/04/2009 Agreement with Goldman Sachs & Co., to deliver the total return of the
  $(412,259.00)              ENSO Custom Index MXN Basket in an exchange for an amount to be paid
                             monthly, equal to the MXN TIIE FX Monthly plus between 0 and 350 bps.                $22,085

       Sell       06/09/2010 Agreement with Goldman Sachs & Co., to deliver the total return of the
  $(299,490.00)              ENSO Custom Index ZAR Basket in an exchange for an amount to be paid
                             monthly, equal to the ZAR RODI SAFEX Daily plus 100 bps.                             $36,089
                                                                                                                 --------

                             Total Swap Short Contracts                                                          $265,377
                                                                                                                 --------
                             Total Swap Contracts (Upfront Fees $192)                                            $266,281
                                                                                                                 ========





    The preceding notes are an integral part of these financial statements.
                                                                              22

                                                                   UBS ENSO FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008



                                                                   June 30, 2008
Investments in Securities - By Country              Percentage of Net Assets (%)
--------------------------------------              ----------------------------
Brazil                                                                    17.43%
United States                                                             16.86%
United Kingdom                                                            10.78%
Canada                                                                     7.09%
Bermuda                                                                    3.91%
Austria                                                                    3.76%
Russia                                                                     3.54%
Norway                                                                     2.88%
Singapore                                                                  2.58%
Cayman Islands                                                             1.89%
China                                                                      1.64%
Finland                                                                    1.54%
Argentina                                                                  1.54%
Denmark                                                                    1.35%
Netherlands                                                                0.98%
New Zealand                                                                0.38%



DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS ENSO FUND, HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF JUNE 30, 2008:
------------------------------------------------------------------------------------

                                      Value on                                Net
Open Foreign Currency                Settlement                            Unrealized
Sale Contracts                          Date      Current Value    Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------
British Pounds
expiring 08/15/08                     (394,255)      (397,363)                (3,108)
----------------------------------------------------------------------------------------------

Total net unrealized depreciation on foreign currency forwards               $(3,108)
                                                                             ========










    The preceding notes are an integral part of these financial statements.
                                                                              23

                                  UBS ENSO FUND

The Trustees (including the Independent Trustees) last evaluated the Investment Management Agreement at a meeting on November 15, 2007. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Trustees reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information were also included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Adviser:
The Trustees reviewed the services that the Adviser would provide to the Fund, including, but not limited to, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Trustees also discussed the amount of time the Adviser would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Trustees also considered the Adviser's investment philosophy and investment process with respect to, and the investment outlook for, the Fund. Additionally, the Trustees considered the services provided by other investment advisers to similar funds. In addition, the Board considered the education, background and experience of the Adviser's advisory and other personnel proposing to provide services to the Fund, noting particularly that the favorable reputation of the proposed portfolio manager for the Fund would likely have a favorable impact on the success of the Fund. The Board then considered the administrative services to be provided by the Adviser and its affiliates, including UBS Fund Advisor, L.L.C., to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser's engagement of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. Accordingly, the Trustees concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and compared favorably to, and would be consistent with, services provided by other advisers to other funds in both nature and quality, and would be suitable for the Fund.

(ii) Investment performance of the Fund and the Adviser: Because the Fund is newly formed, the Trustees did not consider the investment performance of the Fund. The Board acknowledged the comparative performance of the Enso Global Equities Fund which had been provided in the meeting materials, noting, as had been pointed out earlier, that although its annualized performance was lower than the funds to which it was being compared, it was not materially lower and it was in excess of the performance of both the HFRI Equity Hedge Index and the HFRX Equity Hedge Index. Accordingly, the Board found that although the Adviser was also newly formed, its personnel had the necessary expertise to manage the Fund.

(iii) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund: The Board considered the anticipated cost of the Adviser's services. As part of its analysis, the Board considered fee and expense estimates compiled by the Adviser. The information presented to the Trustees showed that the Fund's incentive fee was the same as that of two of the Comparable Funds but higher than that of the third Comparable Fund. In terms of management fees, the Board noted that the aggregate of the Fund's advisory and administration fees was higher than the stated advisory fees of the Comparable Funds. However, the Board recognized that it was difficult to obtain complete expense details from private funds. The Board also acknowledged UBS's assertion that that the combination of the proposed advisory fee and administration fees was in line with the current hedge fund business model, as well as UBS's belief that the Fund's aggregate expense ratio would not differ materially from that of the Comparable Funds. Taking into consideration the Adviser's potential profitability both before payment to brokers and after payment to brokers, the Trustees concluded that the profits to be realized by the Adviser and its affiliates under the Advisory Agreements and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Trustees discussed the fact that the size of the Fund would not initially be large enough to support a request for breakpoints due to economies of scale.

(v) Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: The Trustees noted that the combination of administration and advisory fees to be paid by the Fund exceeded that paid by the other Alternative Investment Group single-manager funds, reflecting the international focus of the Fund as well as increases in investment management expenses generally since the launch of the other Alternative Investment Group single-manager funds. The Board noted that the Fund's incentive fee was equal to the incentive fee being charged all such other funds.

The Trustees determined that the fees under the Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees were reasonable and appropriate. The Trustees concluded that approval of the Advisory Agreements was in the best interests of that Fund and its investors.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) Not applicable. The registrant has not yet filed an annual report on Form N-CSR.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Enso Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.